Segment Information - Disaggregation of Total Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Domestic revenue	$ 72,629,706	$ 73,845,741	$ 72,076,755
Export revenue	165,686	308,194	71,661
Abroad revenue	972,538	1,372,674	1,767,016
Total revenue	73,767,930	75,526,609	73,915,432
Operating segment
Segment Information
Total revenue	73,767,930	75,526,609	73,915,432
Intersegment eliminations
Segment Information
Domestic revenue	(490,451)	(562,995)	(520,254)
Total revenue	(490,451)	(562,995)	(520,254)
Reportable segments
Segment Information
Total revenue	74,258,381	76,089,604	74,435,686
Reportable segments | Operating segment
Segment Information
Domestic revenue	73,120,157	74,408,736	72,597,009
Export revenue	165,686	308,194	71,661
Abroad revenue	972,538	1,372,674	1,767,016
Total revenue	74,258,381	76,089,604	74,435,686
Reportable segments | Intersegment eliminations
Segment Information
Total revenue	(490,451)	(562,995)	(520,254)
Cable
Segment Information
Total revenue	48,802,524	48,411,776	48,020,929
Cable | Operating segment | Digital TV Service
Segment Information
Domestic revenue	15,025,051	16,054,150	15,883,520
Total revenue	15,025,051	16,054,150	15,883,520
Cable | Operating segment | Advertising
Segment Information
Domestic revenue	2,162,410	2,073,346	1,971,853
Total revenue	2,162,410	2,073,346	1,971,853
Cable | Operating segment | Broadband Services
Segment Information
Domestic revenue	21,440,699	19,197,699	18,648,098
Total revenue	21,440,699	19,197,699	18,648,098
Cable | Operating segment | Telephony
Segment Information
Domestic revenue	4,374,783	5,259,768	4,977,671
Total revenue	4,374,783	5,259,768	4,977,671
Cable | Operating segment | Other Services
Segment Information
Domestic revenue	1,023,029	627,303	598,890
Total revenue	1,023,029	627,303	598,890
Cable | Operating segment | Enterprise Operations
Segment Information
Domestic revenue	4,499,085	4,940,564	5,699,425
Abroad revenue	277,467	258,946	241,472
Total revenue	4,776,552	5,199,510	5,940,897
Cable | Operating segment | Leasing set-top equipment
Segment Information
Total revenue	5,880,517	5,899,902	5,678,042
Cable | Intersegment eliminations
Segment Information
Total revenue	(182,916)	(151,403)	(54,919)
Sky
Segment Information
Total revenue	17,585,216	20,339,038	22,026,616
Sky | Operating segment | Advertising
Segment Information
Domestic revenue	1,039,106	1,183,495	1,233,537
Total revenue	1,039,106	1,183,495	1,233,537
Sky | Operating segment | DTH Broadcast Satellite TV
Segment Information
Domestic revenue	15,805,918	17,970,812	19,210,652
Abroad revenue	687,994	1,101,419	1,514,377
Total revenue	16,493,912	19,072,231	20,725,029
Sky | Operating segment | Pay-Per-View
Segment Information
Domestic revenue	45,121	71,003	56,883
Abroad revenue	7,077	12,309	11,167
Total revenue	52,198	83,312	68,050
Sky | Operating segment | Leasing set-top equipment
Segment Information
Total revenue	5,950,288	7,783,254	9,338,664
Sky | Intersegment eliminations
Segment Information
Total revenue	(3,325)	(3,804)	(1,858)
Other Businesses
Segment Information
Total revenue	7,870,641	7,338,790	4,388,141
Other Businesses | Operating segment | Gaming
Segment Information
Domestic revenue	2,966,724	2,493,534	1,673,911
Total revenue	2,966,724	2,493,534	1,673,911
Other Businesses | Operating segment | Soccer, Sports and Show Business
Segment Information
Domestic revenue	2,531,876	2,189,093	1,658,928
Export revenue	165,686	308,194	71,661
Total revenue	2,697,562	2,497,287	1,730,589
Other Businesses | Operating segment | Publishing - Magazines and Advertising
Segment Information
Domestic revenue	256,995	428,575	484,781
Total revenue	256,995	428,575	484,781
Other Businesses | Operating segment | Publishing Distribution
Segment Information
Domestic revenue	263,429	261,077	286,454
Total revenue	263,429	261,077	286,454
Other Businesses | Operating segment | Transmission Concessions and Facilities
Segment Information
Domestic revenue	1,685,931	1,658,317	212,406
Total revenue	1,685,931	1,658,317	212,406
Other Businesses | Intersegment eliminations
Segment Information
Total revenue	$ (304,210)	$ (407,788)	$ (463,477)